LIBERTY FLOATING RATE ADVANTAGE FUND

                   Supplement to January 1, 2001 Statement of
                  Additional Information (Replacing Supplements
                    dated January 16, 2001 and June 18, 2001)


The Fund's Statement of Additional Information is amended as follows:

1. The sub-caption Reinstatement Privilege under the caption PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES is revised as follows:

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

2. A Special Meeting of Shareholders of the Fund (Special Meeting) was held on December 27, 2000. At the Special Meeting, each of Douglas A. Hacker, Janet Langford Kelly, Charles R. Nelson and Thomas C. Theobald were elected as new Trustees of the Fund. Set forth below is information on each of the new Trustees.


Name and Address                Age     Position with Trust  Principal Occupation During Past Five Years
----------------                ---     -------------------  -------------------------------------------
Douglas A. Hacker               45      Trustee              Executive Vice President and Chief Financial Officer of
P.O. Box 66100                                               UAL, Inc. (airline) since July, 1999; Senior Vice
Chicago, IL 60666                                            President and Chief Financial Officer of UAL, Inc. prior
                                                             thereto.

Janet Langford Kelly            43      Trustee              Executive Vice President-Corporate Development, General
One Kellogg Square                                           Counsel and Secretary, Kellogg Company (food, beverage
Battle Creek, MI 49016                                       and tobacco manufacturer), since September, 1999; Senior
                                                             Vice President, Secretary and General Counsel, Sara Lee
                                                             Corporation (branded, packaged, consumer-products manufacturer)
                                                             prior thereto.

Charles R. Nelson               58      Trustee              Van Voorhis Professor, Department of Economics,
Department of Economics                                      University of Washington; consultant on econometric and
University of Washington                                     statistical matters.
Seattle, WA 98195

Thomas C. Theobald              64      Trustee              Managing Director, William Blair Capital Partners
Suite 1300                                                   (private equity investing) since 1994; (formerly Chief
222 West Adams Street                                        Executive Officer and Chairman of the Board of Directors,
Chicago, IL 60606                                            Continental Bank Corporation); Director of Xerox
                                                             Corporation (business products and services), Anixter
                                                             International(network support equipment distributor), Jones
                                                             Lang LaSalle (real estate management services) and MONY
                                                             Group (life insurance).

The Board of Trustees consists of the four new Trustees as well as the current Trustees, Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser, Palombo and Stitzel. Ms. Collins and Messrs. Bleasdale, Grinnell and Moody did not stand for reelection and retired on December 27, 2000. The Fund does not currently provide pension or retirement plan benefits to the Trustees.

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Funds Complex1:

                         Total Compensation From the Fund Complex Paid to the
  Trustee               Trustees for the Calendar Year Ended December 31, 2000
  -------               ------------------------------------------------------

  Douglas A. Hacker                            $ 98,100
  Janet Langford Kelly                           93,600
  Charles R. Nelson                              98,100
  Thomas C. Theobald                             98,100

The following persons were elected as officers of the Trust by the Trustees:

  Name and Age                  Position with Trust   Principal Occupation During Past Five Years
  ------------                  -------------------   -------------------------------------------
  J. Kevin Connaughton (36)     Treasurer             Treasurer of the Liberty Funds and of the Liberty
                                                      All-Star Funds since December, 2000 (formerly
                                                      Controller of the Liberty Funds and of the Liberty
                                                      All-Star Funds from February, 1998 to October, 2000);
                                                      Treasurer of the Stein Roe Funds since February, 2001
                                                      (formerly Controller from May, 2000 to February,
                                                      2001); Senior Vice President of LFG since January,
                                                      2001 (formerly Vice President from April, 2000 to
                                                      January, 2001) (formerly Vice President of Colonial
                                                      Management Associates, Inc. (CMA) from February, 1998
                                                      to October, 2000) (formerly Senior Tax Manager,
                                                      Coopers & Lybrand, LLP from April, 1996 to January,
                                                      1998; Vice President, 440 Financial Group/First Data
                                                      Investor Services Group from March, 1994 to April,
                                                      1996).

  Vicki Benjamin (39)           Chief Accounting      Chief Accounting Officer of the Liberty Funds, Stein
                                Officer               Roe Funds and Liberty All-Star Funds since June, 2001;
                                                      Vice President of LFG since April, 2001(formerly Vice President,
                                                      Corporate Audit, State Street Bank and Trust Company from May, 1998 to
                                                      April, 2001; Senior Audit Manager, Coopers & Lybrand
                                                      from December, 1989 to  May, 1998).


  Michelle G. Azrialy (32)      Controller            Controller of the Liberty Funds, Stein Roe Funds and
                                                      Liberty All-Star Funds since May, 2001; Vice President
                                                      of LFG since March, 2001 (formerly Assistant Vice
                                                      President of Fund Administration from September, 2000
                                                      to February, 2001; Compliance Manager of Fund
                                                      Administration from September, 1999 to August, 2000)
                                                      (formerly Assistant Treasurer, Chase Global Fund
                                                      Services - Boston from August, 1996 to September,
                                                      1999; Senior Accountant, PricewaterhouseCoopers LLP
                                                      from June, 1991 to July, 1994).

  William J. Ballou (35)        Secretary             Secretary of the Liberty Funds and of the Liberty
                                                      All-Star Funds since October, 2000 (formerly Assistant
                                                      Secretary from October, 1997 to October, 2000);
                                                      Secretary of the Stein Roe Funds since February, 2001
                                                      (formerly Assistant Secretary from May, 2000 to
                                                      February, 2001); Vice President, Assistant Secretary
                                                      and Senior Counsel of CMA since October, 1997; Vice
                                                      President and Senior Counsel since April, 2000, and
                                                      Assistant Secretary since December, 1998 of LFG
                                                      (formerly Associate Counsel, Massachusetts Financial
                                                      Services Company from May, 1995 to September, 1997).


762-35/484G-0601                                                   June 25, 2001


--------
1 As of December 31, 2000, the Stein Roe Funds Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, four series of Liberty-Stein Roe Advisor Trust, one series of Liberty-Stein Roe Funds Trust, 12 portfolios of SR&F Base Trust, and five series of SteinRoe Variable Investment Trust.